Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
General and administrative salaries	$ 240,000	$ 285,000	$ 578,887
Directors' fees	55,000	55,000	42,137
Stock-based compensation	115,800	826,307	42,216
Key management compensation	$ 410,800	$ 1,166,307	$ 663,240